Use of estimates and judgements	12 Months Ended
Dec. 31, 2018
Disclosure of accounting judgements and estimates [Abstract]
Disclosure of accounting judgements and estimates [text block]
3	Use of estimates and judgements

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Significant estimates and judgements used in the preparation of these consolidated financial statements include: plan of arrangement – fair value of net assets distributed; determination of functional currencies; recoverable amount of property and equipment; title to mineral properties; share-based compensation; and income taxes. Estimates that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

a)	Plan of arrangement – fair value of net assets distributed

On May 9, 2017, the Company completed a plan of arrangement (the “Arrangement”) under Section 288 of the
Business Corporations Act
 (British Columbia) (“BCBCA”) pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico to Mason Resources Corp. (“Mason Resources”). Accounting for this transaction involves critical judgements and estimates in determining the fair value of the net assets distributed. In performing an analysis, the Company relied on Mason Resources’ share price to calculate the fair value of net assets transferred.

b)	Determination of functional currencies

The determination of the Company’s functional currency is a matter of judgment based on an assessment of the specific facts and circumstances relevant to determining the primary economic environment of each individual entity within the group. The Company reconsiders the functional currencies used when there is a change in events and conditions considered in determining the primary economic environment of each entity.

c)	Income taxes

The Company must make significant estimates in respect of the provision for income taxes and the composition of its deferred income tax assets and deferred income tax liabilities. The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question which may, on resolution in the future, result in adjustments to the amount of current or deferred income tax assets or liabilities, and those adjustments may be material to the Company’s statement of financial position and results of operations.

The determination of the ability of the Company to utilize tax losses carried forward to offset income taxes payable in the future and to utilize temporary differences which will reverse in the future requires management to exercise judgment and make assumptions about the Company’s future performance. Management is required to assess whether the Company is more likely than not able to benefit from these tax losses and temporary differences. Changes in the timing of project completion, economic conditions, metal prices and other factors having an impact on future taxable income streams could result in revisions to the estimates of benefits to be realized or the Company’s assessments of its ability to utilize tax losses before expiry. These revisions could result in material adjustments to the consolidated financial statements.

d)	Share-based compensation

The Company uses the Black-Scholes option pricing model for the valuation of share-based compensation. Option pricing models require the input of the subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s net loss and reserves.